Federated Hermes Kaufmann Fund II
Portfolio of Investments
September 30, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—96.3%
	[1]	Communication Services—1.4%
20,180		Playtika Holding Corp.	$557,573
3,380		Take-Two Interactive Software, Inc.	520,757
33,000		ZoomInfo Technologies, Inc.	2,019,270
		TOTAL	3,097,600
		Consumer Discretionary—9.2%
6,802	[1]	Airbnb, Inc.	1,141,036
3,605	[1]	Alibaba Group Holding Ltd., ADR	533,720
575	[1]	Amazon.com, Inc.	1,888,898
8,316	[1]	Chegg, Inc.	565,654
300	[1]	Chipotle Mexican Grill, Inc.	545,256
4,069		Choice Hotels International, Inc.	514,200
8,357	[1]	DraftKings, Inc.	402,473
7,800	[1]	Etsy, Inc.	1,622,088
26,000	[1,2]	Fisker, Inc.	380,900
18,300	[1]	Floor & Decor Holdings, Inc.	2,210,457
1,400		Home Depot, Inc.	459,564
8,900	[1]	Las Vegas Sands Corp.	325,740
3,500	[1]	Lululemon Athletica, Inc.	1,416,450
920	[1]	Mercadolibre, Inc.	1,545,048
14,000		Moncler S.p.A.	856,251
714,400		NagaCorp Ltd.	608,570
8,392	[1]	Planet Fitness, Inc.	659,192
19,513	[1,3]	Sportradar Group AG	441,579
825		Vail Resorts, Inc.	275,591
14,900		Wingstop, Inc.	2,442,557
11,800	[1]	YETI Holdings, Inc.	1,011,142
		TOTAL	19,846,366
		Consumer Staples—1.5%
500		Costco Wholesale Corp.	224,675
2,320		Estee Lauder Cos., Inc., Class A	695,838
3,913	[1]	Freshpet, Inc.	558,346
78,400	[1]	Oatly Group AB, ADR	1,185,408
15,850	[1]	The Duckhorn Portfolio, Inc.	362,806
17,400	[1]	Zevia PBC	200,274
		TOTAL	3,227,347
		Energy—1.3%
4,326		Cheniere Energy, Inc.	422,520
59,500	[3]	New Fortress Energy, Inc.	1,651,125
4,100		Pioneer Natural Resources, Inc.	682,691
		TOTAL	2,756,336
		Financials—8.5%
18,400		Apollo Global Management LLC	1,133,256
16,095		Artisan Partners Asset Management, Inc.	787,368
2,225		BlackRock, Inc.	1,866,019
7,500		Blue Owl Capital, Inc.	116,700
275,000	[1]	Blue Owl Capital, Inc.	4,279,000
2,748	[1]	Coinbase Global, Inc.	625,115
121,400		FinecoBank Banca Fineco SPA	2,200,080
740		Goldman Sachs Group, Inc.	279,742

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
14,200	[1]	Hamilton Lane Alliance Holdings I, Inc.	$137,740
19,500		Hamilton Lane, Inc.	1,653,990
31,400		KKR & Co., Inc., Class Common	1,911,632
310	[1]	Markel Corp.	370,490
2,082		MSCI, Inc., Class A	1,266,564
36,800		StepStone Group, Inc.	1,569,152
		TOTAL	18,196,848
		Health Care—36.0%
5,500		Abbott Laboratories	649,715
14,300	[1]	Adagio Therapeutics, Inc.	604,032
17,500	[1,4]	Adagio Therapeutics, Inc.	616,000
3,642	[1]	Agilon health, Inc.	95,457
32,196	[1,3]	Akouos, Inc.	373,796
36,500	[1]	Albireo Pharma, Inc.	1,138,800
65,629	[1]	Alector, Inc.	1,497,654
8,700	[1]	Alnylam Pharmaceuticals, Inc.	1,642,647
35,100	[1]	Amphastar Pharmaceuticals, Inc.	667,251
1,154	[1]	AnaptysBio, Inc.	31,296
27,700	[1]	Annexon, Inc.	515,497
43,800	[1]	Arcturus Therapeutics Holdings, Inc.	2,092,764
22,100	[1]	Argenx SE	6,669,704
57,250	[1]	aTyr Pharma, Inc.	519,830
30,900	[1]	Avidity Biosciences LLC	761,067
26,488	[1]	Avrobio, Inc.	147,803
76,233	[1]	Calithera Biosciences, Inc.	166,188
22,800	[1]	Catalent, Inc.	3,033,996
7,000	[1]	Century Therapeutics, Inc.	176,120
7,369	[1,4]	Century Therapeutics, Inc.	161,468
1,076,793	[1,4]	CeQur SA	295,079
8,852	[1]	Cerevel Therapeutics Holdings	261,134
23,800	[1]	ContraFect Corp.	96,390
97,500	[1]	Corcept Therapeutics, Inc.	1,918,800
6,418	[1]	CRISPR Therapeutics AG	718,367
12,900		Danaher Corp.	3,927,276
3,518	[1]	Definitive Healthcare Corp.	150,676
7,700	[1]	Dexcom, Inc.	4,210,822
196,600	[1]	Dynavax Technologies Corp.	3,776,686
7,500	[1]	Edwards Lifesciences Corp.	849,075
3,200	[1]	Fate Therapeutics, Inc.	189,664
27,400	[1,3]	Frequency Therapeutics, Inc.	193,444
5,088	[1]	Frequency Therapeutics, Inc.	35,921
127,397	[1]	Gamida Cell Ltd.	499,396
3,650	[1]	Genmab A/S	1,594,628
14,850	[1]	Genmab A/S, ADR	648,945
12,200	[1]	Gossamer Bio, Inc.	153,354
18,728	[1]	Gracell Biotechnologies, Inc., ADR	259,757
8,060	[1]	Graphite Bio, Inc.	132,103
23,791	[1]	IDEAYA Biosciences, Inc.	606,433
1,550	[1]	IDEXX Laboratories, Inc.	963,945
10,000	[1,2]	Immatics N.V.	130,000
9,400	[1,3]	Immatics N.V.	122,200
6,700	[1]	Insulet Corp.	1,904,341
5,048	[1]	Intellia Therapeutics, Inc.	677,189
680	[1]	Intuitive Surgical, Inc.	676,022

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
18,600	[1,4]	Jasper Therapeutics, Inc.	$154,627
21,500	[1]	Kaleido Biosciences, Inc.	117,390
11,300	[1]	Karuna Therapeutics, Inc.	1,382,329
4,307	[1,4]	Laronde, Inc.	120,596
20,828	[1]	Legend Biotech Corp., ADR	1,053,064
5,500	[1,3]	Lyell Immunopharma, Inc.	81,400
34,800	[1]	Merus NV	765,600
137,800	[1]	Minerva Neurosciences, Inc.	239,772
6,773	[1]	Moderna, Inc.	2,606,657
20,852	[1,3]	Molecular Partners AG	407,740
2,987	[1]	Molecular Partners AG, ADR	58,934
1,300	[1]	Morphic Holding, Inc.	73,632
16,762	[1]	NeoGenomics, Inc.	808,599
14,887	[1]	Orchard Therapeutics PLC	34,240
71,687	[1]	Orchard Therapeutics PLC, ADR	164,880
81,200	[1]	Otonomy, Inc.	155,904
7,049	[1]	Privia Health Group, Inc.	166,074
5,200	[1]	Repligen Corp.	1,502,748
17,262	[1]	Rezolute, Inc.	128,084
34,612	[1]	Rhythm Pharmaceuticals, Inc.	452,033
9,100	[1]	Rubius Therapeutics, Inc.	162,708
6,083	[1]	Sarepta Therapeutics, Inc.	562,556
13,770	[1]	Scynexis, Inc.	72,981
182,100	[1]	Seres Therapeutics, Inc.	1,267,416
8,815	[1]	Stoke Therapeutics, Inc.	224,254
3,200		Stryker Corp.	843,904
10,114	[1]	Surgery Partners, Inc.	428,227
55,000	[1]	Talkspace, Inc.	200,750
17,700	[1]	Tandem Diabetes Care, Inc.	2,113,026
15,765	[1]	Turning Point Therapeutics, Inc.	1,047,269
44,000	[1]	Ultragenyx Pharmaceutical, Inc.	3,968,360
44,400	[1]	UniQure N.V.	1,421,244
15,700	[1]	Veeva Systems, Inc.	4,524,269
4,630	[1]	Verve Therapeutics, Inc.	217,610
22,000	[1]	Zai Lab Ltd., ADR	2,318,580
15,734	[1]	Zentalis Pharmaceuticals, LLC	1,048,514
		TOTAL	77,448,703
		Industrials—9.7%
46,317	[1]	Azek Co., Inc.	1,691,960
23,257	[1]	Azul S.A., ADR	466,535
33,300	[1]	CoStar Group, Inc.	2,865,798
6,100	[1]	Generac Holdings, Inc.	2,492,887
25,566	[1]	GXO Logistics, Inc.	2,005,397
13,033		HEICO Corp.	1,718,662
9,800		IHS Markit Ltd.	1,142,876
15,300	[1]	Ingersoll-Rand, Inc.	771,273
15,414	[1]	Mercury Systems, Inc.	730,932
1,500		Roper Technologies, Inc.	669,195
12,400		Trane Technologies PLC	2,140,860
22,868	[1]	Trex Co., Inc.	2,330,935
13,038	[1]	Upwork, Inc.	587,101
16,927	[1]	XPO Logistics, Inc.	1,347,051
		TOTAL	20,961,462

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—21.4%
1,035	[1]	Adobe, Inc.	$595,870
30,400	[1]	Advanced Micro Devices, Inc.	3,128,160
5,300	[1]	Anaplan, Inc.	322,717
6,219	[1]	Ansys, Inc.	2,117,259
3,100	[1]	Avalara, Inc.	541,787
7,900	[1]	Coupa Software, Inc.	1,731,522
5,207	[1]	CS Disco, Inc.	249,624
2,805	[1]	DocuSign, Inc.	722,091
7,706	[1]	Domo, Inc.	650,695
17,300	[1]	Envestnet, Inc.	1,388,152
5,600	[1]	Everbridge, Inc.	845,824
36,700	[1]	GDS Holdings Ltd., ADR	2,077,587
6,400	[1]	GoDaddy, Inc.	446,080
55,000	[1]	Ironsource, Ltd.	597,850
33,000		Marvell Technology, Inc.	1,990,230
39,221		McAfee Corp.	867,176
49,200	[1]	Nexi SpA	917,912
46,200	[1]	PagSeguro Digital Ltd.	2,389,464
80,000	[1]	Paysafe Ltd.	620,000
12,510	[1]	Q2 Holdings, Inc.	1,002,551
27,450	[1]	Qualtrics International, Inc.	1,173,213
11,724	[1]	Radware Ltd.	395,333
14,700	[1]	Rapid7, Inc.	1,661,394
2,800	[1]	Salesforce.com, Inc.	759,416
5,900	[1]	ServiceNow, Inc.	3,671,393
5,170	[1]	Shopify, Inc.	7,009,383
5,700	[1]	Smartsheet, Inc.	392,274
9,750	[1]	Splunk, Inc.	1,410,922
4,600	[1]	Tyler Technologies, Inc.	2,109,790
6,700	[1]	Unity Software, Inc.	845,875
7,175	[1]	Varonis Systems, Inc.	436,599
52,500	[1]	WM Technology, Inc.	761,250
9,400	[1]	Workday, Inc.	2,348,966
		TOTAL	46,178,359
		Materials—5.1%
43,200		Agnico Eagle Mines Ltd.	2,239,920
80,800		Barrick Gold Corp.	1,458,440
8,250		Eagle Materials, Inc.	1,082,070
39,400		Newmont Corp.	2,139,420
19,100	[1,3]	PureCycle Technologies, Inc.	253,648
6,500		Scotts Miracle-Gro Co.	951,340
10,200		Sherwin-Williams Co.	2,853,246
		TOTAL	10,978,084
		Real Estate—2.0%
17,051		Americold Realty Trust	495,331
4,914		Crown Castle International Corp.	851,694
19,489		MGM Growth Properties LLC	746,429
3,960		ProLogis, Inc.	496,703
7,704	[1]	Ryman Hospitality Properties	644,825
13,800		STAG Industrial, Inc.	541,650
3,417		Sun Communities, Inc.	632,487
		TOTAL	4,409,119

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—0.2%
5,643		NextEra Energy, Inc.	$443,088
		TOTAL COMMON STOCKS (IDENTIFIED COST $108,696,520)	207,543,312
	[1]	WARRANTS—0.3%
		Financials—0.0%
9,446		Hamilton Lane Alliance Holdings I, Inc., Warrants, Expiration Date 1/8/2026	7,557
		Health Care—0.3%
21,500		Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2023	6,891
11,450		Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024	7,548
87,500		ContraFect Corp., Warrants, Expiration Date 7/20/2022	52
10,000		Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	147,300
4,700		Immatics N.V., Warrants, Expiration Date 12/31/2025	19,787
5,696		Rezolute, Inc., Warrants, Expiration Date 10/8/2027	38,903
26,500		Scynexis, Inc., Warrants, Expiration Date 12/21/2021	1,579
2,520		Scynexis, Inc., Warrants, Expiration Date 3/8/2023	744
26,500		Scynexis, Inc., Warrants, Expiration Date 5/21/2024	49,915
53,000		Scynexis, Inc., Warrants, Expiration Date 1/1/2099	280,900
		TOTAL	553,619
		TOTAL WARRANTS (IDENTIFIED COST $352,908)	561,176
		REPURCHASE AGREEMENTS—4.9%
$7,581,000		Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,735 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790.	7,581,000
2,979,268		Interest in $1,790,000,000 joint repurchase agreement 0.06%, dated 9/30/2021 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,790,002,735 on 10/1/2021. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,825,802,790 (purchased with proceeds from securities lending collateral).	2,979,268
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $10,560,268)	10,560,268
		TOTAL INVESTMENT IN SECURITIES—101.5% (IDENTIFIED COST $119,609,696)	218,664,756
		OTHER ASSETS AND LIABILITIES - NET—(1.5)%[5]	(3,264,660)
		TOTAL NET ASSETS—100%	$215,400,096

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2021, were as follows:
	Value as of 12/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 9/30/2021	Shares Held as of 9/30/2021	Dividend Income*
Financials:
Hamilton Lane Alliance Holdings I, Inc.**	$—	$286,845	$(137,006)	$(939)	$(11,160)	$137,740	14,200	$—
Hamilton Lane Alliance Holdings I, Inc., Warrants, Expiration Date 1/8/2026**	$—	$—	$6,868	$689	$—	$7,557	9,446	$—
StepStone Group, Inc.	$—	$1,150,618	$(98,783)	$483,552	$33,765	$1,569,152	36,800	$5,306
Health Care:
Akouos, Inc.	$594,305	$30,598	$—	$(251,107)	$—	$373,796	32,196	$—
Albireo Pharma, Inc.	$1,511,653	$—	$(140,904)	$(220,853)	$(11,096)	$1,138,800	36,500	$—
Alector, Inc.	$841,319	$285,654	$(188,878)	$483,227	$76,332	$1,497,654	65,629	$—
Amphastar Pharmaceuticals, Inc.	$732,004	$—	$(25,768)	$(38,265)	$(720)	$667,251	35,100	$—
Annexon, Inc.	$300,360	$445,623	$—	$(230,486)	$—	$515,497	27,700	$—
Arcturus Therapeutics Holdings, Inc.	$2,290,464	$12,172	$(533,125)	$807,772	$(484,519)	$2,092,764	43,800	$—
aTyr Pharma, Inc.	$—	$457,338	$—	$62,492	$—	$519,830	57,250	$—
Avidity Biosciences LLC	$461,912	$279,422	$—	$19,733	$—	$761,067	30,900	$—
Avrobio, Inc.	$199,342	$227,658	$(117,074)	$(85,242)	$(76,881)	$147,803	26,488	$—
Calithera Biosciences, Inc.	$479,216	$—	$(67,732)	$(142,843)	$(102,453)	$166,188	76,233	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 6/22/2023**	$15,628	$—	$—	$(8,737)	$—	$6,891	21,500	$—
Catabasis Pharmaceuticals, Inc., Warrants, Expiration Date 2/8/2024**	$13,298	$—	$—	$(5,750)	$—	$7,548	11,450	$—
ContraFect Corp.	$—	$119,000	$—	$(22,610)	$—	$96,390	23,800	$—
ContraFect Corp., Warrants, Expiration Date 7/20/2022	$4,489	$—	$—	$(4,437)	$—	$52	87,500	$—
Dynavax Technologies Corp.	$764,510	$322,965	$(94,437)	$2,786,254	$(2,606)	$3,776,686	196,600	$—
Dynavax Technologies Corp., Warrants, Expiration Date 2/12/2022	$18,923	$—	$—	$128,377	$—	$147,300	10,000	$—
Frequency Therapeutics, Inc.	$736,934	$236,820	$(399,367)	$(492,314)	$111,371	$193,444	27,400	$—
Frequency Therapeutics, Inc.	$179,403	$—	$—	$(143,482)	$—	$35,921	5,088	$—
Gamida Cell Ltd.	$1,153,818	$—	$(115,650)	$(557,120)	$18,348	$499,396	127,397	$—
IDEAYA Biosciences, Inc.	$157,850	$212,037	$—	$236,546	$—	$606,433	23,791	$—
Merus NV	$673,152	$—	$(87,252)	$155,998	$23,702	$765,600	34,800	$—
Minerva Neurosciences, Inc.	$322,452	$—	$—	$(82,680)	$—	$239,772	137,800	$—
Molecular Partners AG	$486,302	$—	$—	$(78,562)	$—	$407,740	20,852	$—
Molecular Partners AG, ADR	$—	$ 63,474	$—	$(4,540)	$—	$ 58,934	2,987	$—
Otonomy, Inc.	$358,600	$143,338	$—	$(346,034)	$—	$155,904	81,200	$—
Rezolute, Inc.	$206,971	$—	$—	$(78,887)	$—	$128,084	17,262	$—
Rezolute, Inc., Warrants, Expiration Date 10/8/ 2027	$56,253	$—	$—	$(17,350)	$—	$38,903	5,696	$—
Rhythm Pharmaceuticals, Inc.	$862,170	$180,000	$(11,627)	$(577,712)	$(798)	$452,033	34,612	$—
Scynexis, Inc.	$105,341	$—	$—	$(32,360)	$—	$72,981	13,770	$—
Scynexis, Inc., Warrants, Expiration Date 12/ 21/2021	$63,727	$—	$—	$(62,148)	$—	$1,579	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 3/8/ 2023	$3,384	$—	$—	$(2,640)	$—	$744	2,520	$—
Scynexis, Inc., Warrants, Expiration Date 5/21/ 2024	$100,276	$—	$—	$(50,361)	$—	$49,915	26,500	$—
Scynexis, Inc., Warrants, Expiration Date 1/1/ 2099	$405,450	$—	$—	$(124,550)	$—	$280,900	53,000	$—
Seres Therapeutics, Inc.	$1,440,600	$922,196	$(88,621)	$(1,003,203)	$(3,556)	$1,267,416	182,100	$—
Talkspace, Inc.	$—	$550,000	$—	$(349,250)	$—	$200,750	55,000	$—
Ultragenyx Pharmaceutical, Inc.	$7,525,055	$—	$(1,279,953)	$(2,863,004)	$586,262	$3,968,360	44,000	$—
UniQure N.V.	$2,113,605	$—	$(491,142)	$(30,782)	$(170,437)	$1,421,244	44,400	$—

	Value as of 12/31/2020	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 9/30/2021	Shares Held as of 9/30/2021	Dividend Income*
Information Technology:
Domo, Inc.	$—	$679,201	$—	$(28,506)	$—	$650,695	7,706	$—
WM Technology, Inc.	$—	$525,000	$—	$236,250	$—	$761,250	52,500	$—
Affiliated issuers no longer in the portfolio at period end	$534,528	$114,782	$(1,325,790)	$(84,773)	$761,253	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$25,713,294	$7,244,741	$(5,196,241)	$(2,620,637)	$746,807	$25,887,964	1,869,973	$5,306

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
**	At September 30, 2021, the Fund no longer has ownership of at least 5% voting shares.

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2021, these restricted securities amounted to $510,900, which represented 0.3% of total net assets.

Security	Acquisition Date	Cost	Value
Fisker, Inc.	10/29/2020	$260,000	$380,900
Immatics N.V.	6/30/2020	$100,000	$130,000

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$2,924,510	$2,979,268

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation

Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$163,428,585	$—	$1,052,691	$164,481,276
International	29,512,072	13,254,885	295,079	43,062,036
Debt Securities:
Warrants	27,344	533,832	—	561,176
Repurchase Agreements	—	10,560,268	—	10,560,268
TOTAL SECURITIES	$192,968,001	$24,348,985	$1,347,770	$218,664,756

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt